Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties	In addition to the transactions, arrangements and balances detailed elsewhere in these financial statements, the Group had the following transactions with companies controlled by a shareholder with significant influence over the Company and key management personnel on agreed terms between the relevant parties during the six months ended June 30, 2024 and 2023:
	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
	US$	US$
Finance costs on loan notes
- Key management personnel	-	34,851
- Companies controlled by a shareholder with significant influence over the Company	-	2,631,804

Revenue earned from companies controlled by a shareholder with significant influence over the Company
- Internet leads generation and marketing service income	92,012	112,768
- Insurance commission income	637,629	141,839
- Marketing income	26,054	11,222

Purchase from a company controlled by a shareholder with significant influence over the Company	664,153	-
In addition to the transactions, arrangements and balances detailed elsewhere in these financial statements, the Group had the following transactions with companies controlled by a shareholder with significant influence over the Company and key management personnel on agreed terms between the relevant parties during the years ended December 31, 2023, 2022 and 2021:
	2023	2022	2021
	US$	US$	US$
Finance costs on bridge loan
- Key management personnel	-	97,428	36,036
- A company controlled by a shareholder with significant influence over the Company	-	487,140	180,180
Finance costs on convertible loans
- Key management personnel	-	77,403	-
- Companies controlled by a shareholder with significant influence over the Company	-	1,679,203	715,029
Finance costs on loan notes
- Key management personnel	152,468	1,590	-
- Companies controlled by a shareholder with significant influence over the Company	15,013,576	744,727	-
Revenue earned from companies controlled by a shareholder with significant influence over the Company
- Internet leads generation and marketing service income	161,451	197,835	100,633
- Insurance commission income	695,088	93,593	3,100
- Marketing income	25,161	32,398	3,721
Equity-settled transactions included in general, administrative and other operating expenses (note 26)	-	882,115	-